Property, Plant and Equipment (Tables)	12 Months Ended
May 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2019
Leasehold improvements	14,818
Property and equipment	107,711

Total cost	122,529

Less accumulated depreciation	(5,298)

Net, property plant and equipment	$117,231